SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 1, 2018.
MFS® Total Return Bond Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.
You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 10 and "Appendix A – Waivers and Reductions of Sales Charges" on page A-1 of the fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	2.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None	None	None	None	None
Shareholder Fees (fees paid directly from your investment):
Share Class						529A		529B		529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)						4.25%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)						None		4.00%		1.00%

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.05%
Total Annual Fund Operating Expenses	0.83%	0.83%	1.58%	1.58%	0.58%	1.58%	1.08%	0.83%	0.58%	0.47%
Fee Reductions and/or Expense Reimbursements[1]	(0.15)%	(0.05)%	(0.15)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.68%	0.78%	1.43%	1.53%	0.53%	1.53%	1.03%	0.78%	0.53%	0.42%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class				529A			529B		529C
Management Fee				0.42%			0.42%		0.42%
Distribution and/or Service (12b-1) Fees				0.25%			1.00%		1.00%
Other Expenses				0.21%			0.21%		0.21%
Total Annual Fund Operating Expenses				0.88%			1.63%		1.63%
Fee Reductions and/or Expense Reimbursements[1]				(0.15)%			(0.05)%		(0.05)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements				0.73%			1.58%		1.58%

   #       This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class 529A, and Class B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2019.  Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.68% of the class' average daily net assets annually for Class A shares, 1.43% of the class' average daily net assets annually for Class B shares, 1.53% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.53% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.03% of the class' average daily net assets annually for Class R2 shares, 0.78% of the class' average daily net assets annually for each of Class R3 and Class T shares, 0.42% of the class' average daily net assets annually for Class R6 shares, 0.73% of the class' average daily net assets annually for Class 529A shares, and 1.58% of the class' average daily net assets annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2019.

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MFS Total Return Bond Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$492	$663	$851	$1,393
Class T Shares	$328	$503	$694	$1,245
Class B Shares assuming
redemption at end of period	$546	$783	$1,045	$1,663
no redemption at end of period	$146	$483	$845	$1,663
Class C Shares assuming
redemption at end of period	$256	$494	$856	$1,874
no redemption at end of period	$156	$494	$856	$1,874
Class I Shares	$54	$181	$319	$721
Class 529A Shares	$496	$678	$877	$1,449
Class 529B Shares assuming
redemption at end of period	$561	$809	$1,082	$1,728
no redemption at end of period	$161	$509	$882	$1,728
Class 529C Shares assuming
redemption at end of period	$261	$509	$882	$1,929
no redemption at end of period	$161	$509	$882	$1,929
Class R1 Shares	$156	$494	$856	$1,874
Class R2 Shares	$105	$339	$591	$1,313
Class R3 Shares	$80	$260	$456	$1,021
Class R4 Shares	$54	$181	$319	$721
Class R6 Shares	$43	$146	$258	$587

Effective immediately, the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund" is restated as follows, up to but not including the sub-heading "Disclosure of Portfolio Holdings":
Investment Adviser
MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund's Board of Trustees, MFS is responsible for managing the fund's investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.
For the fiscal year ended April 30, 2017, the fund paid MFS an effective management fee equal to 0.47% of the fund's average daily net assets.
Effective August 1, 2018, the management fee set forth in the Investment Advisory Agreement is 0.50% of the fund's average daily net assets annually up to $2.5 billion; 0.35% of the fund's average daily net assets annually in excess of $2.5 billion and up to $5 billion; 0.34% of the fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.33% of the fund's average daily net assets annually in excess of $10 billion.
For the period from May 1, 2017 to July 31, 2018, the management fee set forth in the Investment Advisory Agreement was 0.50% of the fund's average daily net assets annually up to $2.5 billion; 0.45% of the fund's average daily net assets annually in excess of $2.5 billion up to $5 billion; and 0.40% of the fund's average daily net assets annually in excess of $5 billion.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the fiscal year ended April 30, 2017, this management fee reduction amounted to less than 0.01% of the fund's average daily net assets.
MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.68% of the class' average daily net assets annually for Class A shares, 1.43% of the class' average daily net assets annually for Class B shares, 1.53% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.53% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.03% of the class' average daily net assets annually for Class R2 shares, 0.78% of the class' average daily net assets annually for each of Class R3 and Class T shares, 0.42% of the class' average daily net assets annually for Class R6 shares, 0.73% of the class' average daily net assets annually for Class 529A shares, and 1.58% of the class' average daily net assets annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2019.
A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the fund's semi-annual report for the six-month period ended October 31, 2017.
MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $461 billion as of June 30, 2017.

Effective immediately, the second paragraph in the sub-section entitled "Program Manager(s)" under the main heading entitled "Management of the Fund" is restated as follows:
Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Effective immediately, the section entitled "Fees and Expenses" under the heading entitled "Additional Information on Fees and Expenses and Performance" beneath the main heading entitled "Other Information" is restated in its entirety as follows:

Fees and Expenses
The annual fund operating expenses shown in "Fees and Expenses" are based on annualized expenses reported during the fund's most recently completed fiscal year, April 30, 2018, expressed as a

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MFS Total Return Bond Fund

percentage of a class' average net assets during the period. Expenses have been adjusted to reflect current fee arrangements. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund's assets decrease. Annual fund operating expenses will likely vary from year to year.

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